Consolidated Statements of Cash Flows (Annual) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ 1,187,176	$ (3,879,846)
Adjustments to reconcile net loss to cash used by operating activities:
Depreciation	25,196	34,832
Loss (Gain ) in Fair Value on Derivative Liabilities	828,614	180,552
Amortization of Debt Discount	335,004	800,159
Interest Expense related to Derivative Liability in Excess of Fair Value		96,981
Loan Penalties Capitalized to Loan	3,394	482,709
Original Issue Discount on Short-Term Convertible Notes Expensed to Interest	55,000	73,675
Stock Based Payment of Broker’s Fees	13,470
Gain on Settlement of Debt	(5,060,704)	(67,623)
Gain on sale of Property	(464)	(16,295)
Change in Operating Assets and Liabilities:
Decrease (Increase) in Inventory	48,484	(78,515)
Decrease (Increase) in Prepaid Rent and Expenses	2,743	89,394
(increase) Decrease in Other Current Assets	(1,091)	2,600
Increase in Accounts Payable	344,175	301,907
Increase (Decrease) in Accrued Expenses – Related Party		(24,250)
Increase in Accrued Expenses	483,031	849,409
Increase in Customer Deposits	188,385
Increase in Deferred Revenue	687,766
CASH FLOWS (USED IN) OPERATING ACTIVITIES	(859,821)	(1,154,311)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Property and Equipment		(16,742)
Disposal of Property and Equipment	9,750	125,822
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES	9,750	109,080
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Issuance of Common Shares	250,000
Proceeds from Short Term Debt	635,000	1,549,980
Payments on Short Term Debt	(471,920)	(1,320,001)
Proceeds on PPP Loan	209,447
Payments on Long Term Debt	(3,837)	(40,275)
Payments on Accrued Expenses -Related Party	(19,500)
Legal Costs of Reg A Subscription	(32,000)
Proceeds from Convertible Notes Payable	432,750	958,250
Payments on Convertible Notes Payable	(34,329)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	965,611	1,147,954
NET INCREASE IN CASH	115,540	102,723
CASH AT BEGINNING OF PERIOD	162,124	59,401
CASH AT END OF PERIOD	277,664	162,124
Supplemental Disclosure of Cash Flows Information:
Cash Paid for Interest	74,244	89,934
Operating Lease Liability to Operating Lease Asset		89,942
Accrued Interest Transferred to Note Balances		55,168
Derivative Debt Discount	264,487	1,077,844
Convertible Notes Interest and Derivatives Converted to Common Stock	64,921	1,770,048
Stock Issued to Related Party in Payment of Accrued Expenses	30,077
Issuance of Common Shares for Subscription Receivable	100,000
Original Issue Discount	52,000
Allocated Value of Common Shares Issued As Fees for Loans	35,060
Operating Lease Asset to Operating Lease Liability	$ 39,494